3. CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 3. CASH AND CASH EQUIVALENTS	Cash and cash equivalents consist of cash at bank and in hand of $46,701,216 as at December 31, 2013 (December 31, 2012 - $4,255,508).